                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT
DECEMBER 31, 2002

CREDIT SUISSE TRUST
-  EMERGING GROWTH PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

     For the 12 months ended December 31, 2002, Credit Suisse Trust -- Emerging Growth Portfolio(1) (the "Portfolio") had a loss of 29.30%, versus declines of 29.10% for the Russell 2500 Growth Index(2) and 27.41% for the Russell MidCap Growth Index.(3)

     The period was a poor one for stocks in general. Equity markets began the period on a positive note, rebounding from their post-September 11, 2001 plunge on confidence that "worst-case" scenarios would continue to be avoided. A decline in short-term interest rates and stronger-than-expected economic growth supported stocks into the spring of 2002. However, markets ultimately were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks, a fading of economic optimism and a clouded profit outlook. Selling pressure was broad-based, and most sectors of the stock market had significant losses for the 12 months.

     The Portfolio's performance reflected the difficult investment environment in the period, with most of its holdings losing ground amid the broad selloff. From a relative return perspective, stocks that hampered the Portfolio's return included its consumer-discretionary and financial-services holdings. On the positive side, one factor that aided the Portfolio was its overweighting in the health-care sector, which outperformed the broader stock market.

     In terms of sector focus, we maintained an overweighting in health care, holding a mix of biotech, emerging-pharmaceutical, medical-devices and services companies that we believe are benefiting from innovation and favorable demographic trends.

     We remained roughly neutrally weighted in technology. Looking out over the intermediate-to-longer term, we believe that the environment for technology companies could become more hospitable as replacement cycles turn up for business capital spending, most specifically in the software area. After a relatively quiet three years (in the wake of massive "Y2K" spending in the late 1990s), we think that corporate information technology managers are likely to make more compelling cost/benefit arguments on behalf of elevating productivity with new software purchases. We will continue to monitor developments carefully and adjust the portfolio as we deem appropriate.

     Taking a broader view, we see several reasons, both political and economic, that 2003 could prove to be the year that the equity market reverses its trend after three successive years of decline. By replacing the Treasury Secretary, the

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SEC Chairman and the White House economic advisor, President Bush demonstrated that fostering economic growth with new fiscal stimulus has become a key priority of his administration. In addition, a belief that corporate governance and market oversight is becoming more transparent. This, along with the leadership changes and a possible stimulus package that eliminates the double taxation of dividends, could create an environment more conducive for equity investments.

     However, company-specific, bottom-up research will continue to be our focus. As always, there are risks, foremost among them perhaps the potential for war with Iraq, which could periodically upset markets until the conflict is resolved.

Elizabeth B. Dater          Sammy Oh                  Roger M. Harris
Co-Portfolio Manager        Co-Portfolio Manager      Co-Portfolio Manager

     INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO(1), THE
      RUSSELL 2500 GROWTH INDEX(2), AND THE RUSSELL MIDCAP GROWTH INDEX(3)
                     FROM INCEPTION (9/13/99). (UNAUDITED)

                 CREDIT SUISSE TRUST --                                   RUSSELL MIDCAP
                 EMERGING GROWTH                 RUSSELL 2500 GROWTH      GROWTH
                 PORTFOLIO(1) -- $7,679          INDEX(2) -- $7,447       INDEX (3) -- $7,074
      Sep-99                   $10,000             $10,000                   $10,000
      Sep-99                    $9,530             $10,072                    $9,915
      Oct-99                    $9,950             $10,562                   $10,682
      Nov-99                   $11,200             $11,809                   $11,788
      Dec-99                   $13,195             $14,036                   $13,829
      Jan-00                   $13,286             $13,958                   $13,826
      Feb-00                   $17,233             $17,538                   $16,732
      Mar-00                   $15,961             $16,162                   $16,749
      Apr-00                   $13,791             $14,588                   $15,123
      May-00                   $12,862             $13,289                   $14,020
      Jun-00                   $14,830             $15,046                   $15,508
      Jul-00                   $14,033             $13,813                   $14,526
      Aug-00                   $15,406             $15,613                   $16,717
      Sep-00                   $15,174             $14,603                   $15,899
      Oct-00                   $14,134             $13,700                   $14,812
      Nov-00                   $11,923             $11,090                   $11,593
      Dec-00                   $12,994             $11,778                   $12,204
      Jan-01                   $12,892             $12,541                   $12,901
      Feb-01                   $10,953             $10,606                   $10,669
      Mar-01                    $9,821              $9,432                    $9,142
      Apr-01                   $11,074             $10,870                   $10,666
      May-01                   $10,912             $11,185                   $10,616
      Jun-01                   $11,266             $11,439                   $10,622
      Jul-01                   $10,660             $10,596                    $9,906
      Aug-01                   $10,084              $9,891                    $9,187
      Sep-01                    $8,871              $8,342                    $7,669
      Oct-01                    $9,528              $9,165                    $8,475
      Nov-01                   $10,387              $9,957                    $9,388
      Dec-01                   $10,862             $10,503                    $9,745
      Jan-02                   $10,367             $10,054                    $9,428
      Feb-02                    $9,781              $9,433                    $8,893
      Mar-02                   $10,407             $10,192                    $9,572
      Apr-02                   $10,194              $9,853                    $9,066
      May-02                    $9,740              $9,357                    $8,796
      Jun-02                    $9,042              $8,497                    $7,824
      Jul-02                    $7,790              $7,442                    $7,064
      Aug-02                    $7,790              $7,440                    $7,039
      Sep-02                    $7,275              $6,878                    $6,480
      Oct-02                    $7,689              $7,273                    $6,983
      Nov-02                    $8,153              $7,950                    $7,529
      Dec-02                    $7,679              $7,447                    $7,074

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)
                 -------------------------------------------------
                  1 YEAR                       SINCE INCEPTION
                  ------                       ---------------
                  (29.30%)                         (7.69%)

(1) Fee waivers and/or expenses reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

(3) The Russell MidCap(R) Growth Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ---------       -----
COMMON STOCKS (94.5%)
AUTO COMPONENTS (3.1%)
    BorgWarner, Inc.                                     10,000      $   504,200
    Lear Corp.*                                          13,600          452,608
                                                                     -----------
                                                                         956,808
                                                                     -----------
BANKS (3.7%)
    IndyMac Bancorp, Inc.*                               39,800          735,902
    New York Community Bancorp, Inc.                     13,600          392,768
                                                                     -----------
                                                                       1,128,670
                                                                     -----------
BIOTECHNOLOGY (4.0%)
    Affymetrix, Inc.*                                    25,500          583,695
    IDEC Pharmaceuticals Corp.*                          10,700          354,919
    Medimmune, Inc.*                                     10,800          293,436
                                                                     -----------
                                                                       1,232,050
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (5.1%)
    BISYS Group, Inc.*                                   20,100          319,590
    Certegy, Inc.*                                       17,000          417,350
    ChoicePoint, Inc.*                                    4,000          157,960
    ITT Educational Services, Inc.*                      29,300          690,015
                                                                     -----------
                                                                       1,584,915
                                                                     -----------
CONSTRUCTION & ENGINEERING (2.2%)
    Fluor Corp.                                           7,700          215,600
    Granite Construction, Inc.                           30,650          475,075
                                                                     -----------
                                                                         690,675
                                                                     -----------
CONTAINERS & PACKAGING (2.7%)
    Owens-Illinois, Inc.*                                33,300          485,514
    Pactiv Corp.*                                        15,700          343,202
                                                                     -----------
                                                                         828,716
                                                                     -----------
DIVERSIFIED FINANCIALS (2.7%)
    Federated Investors, Inc.                            15,500          393,235
    Legg Mason, Inc.                                      9,100          441,714
                                                                     -----------
                                                                         834,949
                                                                     -----------
ENERGY EQUIPMENT & SERVICES (1.6%)
    BJ Services Co.*                                      5,300          171,243
    ENSCO International, Inc.                             5,300          156,085
    Smith International, Inc.*                            4,900          159,838
                                                                     -----------
                                                                         487,166
                                                                     -----------
HEALTHCARE PROVIDERS & SERVICES (19.5%)
    AmerisourceBergen Corp.                               4,205          228,373
    Anthem, Inc.*                                        11,200          704,480
    Caremark Rx, Inc.*                                   53,900          875,875
    Community Health Systems, Inc.*                      31,900          656,821
    Health Net, Inc.*                                    15,300          403,920
    Manor Care, Inc.*                                    24,100          448,501

                See Accompanying Notes to Financial Statements.

                                                        NUMBER OF
                                                          SHARES        VALUE
                                                        ---------       -----
COMMON STOCKS (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (CONCLUDED)
    Mid Atlantic Medical Services, Inc.*                   14,000    $   453,600
    Omnicare, Inc.                                         38,000        905,540
    Quest Diagnostics, Inc.*                               13,100        745,390
    Triad Hospitals, Inc.*                                 19,100        569,753
                                                                     -----------
                                                                       5,992,253
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (2.1%)
    Starwood Hotels & Resorts Worldwide, Inc.              13,300        315,742
    Yum! Brands, Inc.*                                     13,500        326,970
                                                                     -----------
                                                                         642,712
                                                                     -----------
INSURANCE (7.6%)
    Ambac Financial Group, Inc.                            16,000        899,840
    Everest Re Group, Ltd.                                 11,000        608,300
    MBIA, Inc.                                             11,800        517,548
    Radian Group, Inc.                                      8,600        319,490
                                                                     -----------
                                                                       2,345,178
                                                                     -----------
INTERNET SOFTWARE & SERVICES (0.7%)
    Openwave Systems, Inc.*                               101,500        203,000
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Mattel, Inc.                                           22,300        427,045
                                                                     -----------
MEDIA (5.7%)
    Cox Radio, Inc. Class A*                               32,500        741,325
    Reader's Digest Association, Inc.                      18,400        277,840
    TMP Worldwide, Inc.*                                   16,800        190,008
    Westwood One, Inc.*                                    14,200        530,512
                                                                     -----------
                                                                       1,739,685
                                                                     -----------
MULTILINE RETAIL (2.3%)
    Dollar Tree Stores, Inc.*                              29,200        717,444
                                                                     -----------
OIL & GAS (4.5%)
    Ocean Energy, Inc.                                     38,200        762,854
    Pogo Producing Co.                                     16,500        614,625
                                                                     -----------
                                                                       1,377,479
                                                                     -----------
PHARMACEUTICALS (6.7%)
    King Pharmaceuticals, Inc.*                            16,500        283,635
    Mylan Laboratories, Inc.                               14,100        492,090
    Scios, Inc.*                                            7,900        257,382
    Sepracor, Inc.*                                        35,700        345,219
    Shire Pharmaceuticals Group PLC ADR*                   16,400        309,796
    Watson Pharmaceuticals, Inc.*                          13,400        378,818
                                                                     -----------
                                                                       2,066,940
                                                                     -----------
ROAD & RAIL (1.2%)
    Swift Transportation Company, Inc.*                    19,100        382,344
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ---------      -----
COMMON STOCKS (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.1%)
    Analog Devices, Inc.*                                    7,600   $   181,412
    Integrated Circuit Systems, Inc.*                       14,000       255,500
    KLA-Tencor Corp.*                                        8,100       286,497
    Lam Research Corp.*                                     13,200       142,560
    Microchip Technology, Inc.                               9,600       234,720
    National Semiconductor Corp.*                           15,500       232,655
    Novellus Systems, Inc.*                                  7,300       204,984
    Xilinx, Inc.*                                           16,200       332,424
                                                                     -----------
                                                                       1,870,752
                                                                     -----------
SOFTWARE (6.6%)
    BEA Systems, Inc.*                                      34,700       398,009
    Informatica Corp.*                                      25,500       146,880
    J. D. Edwards & Co.*                                    21,500       242,520
    Manugistics Group, Inc.*                                70,700       169,680
    NetIQ Corp.*                                            24,200       298,870
    Network Associates, Inc.*                               36,300       584,067
    Quest Software, Inc.*                                   17,900       184,549
                                                                     -----------
                                                                       2,024,575
                                                                     -----------
SPECIALTY RETAIL (3.6%)
    Abercrombie & Fitch Co. Class A*                        23,300       476,718
    The TJX Companies, Inc.                                 32,200       628,544
                                                                     -----------
                                                                       1,105,262
                                                                     -----------
TEXTILES & APPAREL (1.4%)
    Polo Ralph Lauren Corp.*                                19,600       426,496
                                                                     -----------
TOTAL COMMON STOCKS (Cost $30,110,857)                                29,065,114
                                                                     -----------

                                                            PAR
                                                           (000)
                                                           -----
SHORT-TERM INVESTMENT (5.9%)
    State Street Bank and Trust Co. Euro Time Deposit,
     1.188%, 1/02/03
    (Cost $1,818,000)                                       $1,818     1,818,000
                                                                     -----------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $31,928,857)                30,883,114

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                           (129,590)
                                                                     -----------
NET ASSETS (100.0%)                                                  $30,753,524
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

-------------------
*    Non-income producing security.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
    Investments at value (Cost $31,928,857)                          $30,883,114
    Cash                                                                     371
    Dividend and interest receivable                                      18,628
    Receivable for portfolio shares sold                                   6,999
    Prepaid expenses                                                       6,145
                                                                     -----------
     Total Assets                                                     30,915,257
                                                                     -----------

LIABILITIES
    Advisory fee payable                                                  22,155
    Administrative services fee payable                                    6,449
    Payable for investments purchased                                     75,547
    Payable for portfolio shares redeemed                                 32,763
    Trustees' fee payable                                                    607
    Other accrued expenses payable                                        24,212
                                                                     -----------
      Total Liabilities                                                  161,733
                                                                     -----------
NET ASSETS
    Capital stock, $0.001 par value                                        4,049
    Paid-in capital                                                   58,690,088
    Accumulated net realized loss on investments                     (26,894,870)
    Net unrealized depreciation from investments                      (1,045,743)
                                                                     -----------
      Net Assets                                                     $30,753,524
                                                                     ===========
    Shares outstanding                                                 4,049,040
                                                                     -----------
    Net asset value, offering price, and redemption price per share        $7.60
                                                                           =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- EMERGING GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
    Dividends                                                       $    103,447
    Interest                                                              57,935
                                                                    ------------
      Total investment income                                            161,382
                                                                    ------------
EXPENSES
    Investment advisory fees                                             353,592
    Administrative services fees                                          67,126
    Printing fees                                                         41,946
    Legal fees                                                            29,463
    Audit fees                                                            13,218
    Custodian fees                                                         8,034
    Transfer agent fees                                                    6,036
    Insurance expense                                                      5,682
    Trustees' fees                                                         2,004
    Interest expense                                                       1,286
    Miscellaneous expense                                                  4,025
                                                                    ------------
      Total expenses                                                     532,412
    Less: fees waived                                                    (41,312)
                                                                    ------------
      Net expenses                                                       491,100
                                                                    ------------
       Net investment loss                                              (329,718)
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                (4,161,921)
    Net change in unrealized appreciation (depreciation)
      from investments                                                (9,896,884)
                                                                    ------------
    Net realized and unrealized loss from investments                (14,058,805)
                                                                    ------------
    Net decrease in net assets resulting from operations            $(14,388,523)
                                                                    ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- EMERGING GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR       FOR THE YEAR
                                                                                 ENDED             ENDED
                                                                          DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                          -----------------   -----------------
FROM OPERATIONS
  Net investment loss                                                       $     (329,718)    $     (399,946)
  Net realized loss on investments                                              (4,161,921)       (14,059,963)
  Net change in unrealized appreciation (depreciation)
   from investments                                                             (9,896,884)         4,692,861
                                                                            --------------     --------------
   Net decrease in net assets resulting from operations                        (14,388,523)        (9,767,048)
                                                                            --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                   2,071,569         10,360,832
  Net asset value of shares redeemed                                            (8,219,361)        (5,186,063)
                                                                            --------------     --------------
   Net increase (decrease) in net assets from capital share transactions        (6,147,792)         5,174,769
                                                                            --------------     --------------
  Net decrease in net assets                                                   (20,536,315)        (4,592,279)
NET ASSETS
  Beginning of year                                                             51,289,839         55,882,118
                                                                            --------------     --------------
  End of year                                                               $   30,753,524     $   51,289,839
                                                                            ==============     ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------
                                                       2002         2001         2000       1999(1)
                                                     -------      -------      -------      -------
PER SHARE DATA
  Net asset value, beginning of period               $ 10.75      $ 12.86      $ 13.07      $10.00
                                                     -------      -------      -------      ------
INVESTMENT OPERATIONS
  Net investment income (loss)                         (0.08)      (0.08)        (0.06)(2)    0.04
  Net gain (loss) on investments
    (both realized and unrealized)                     (3.07)      (2.03)        (0.14)       3.14
                                                     -------      -------      -------      ------
      Total from investment operations                 (3.15)      (2.11)        (0.20)       3.18
                                                     -------      -------      -------      ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    --           --        (0.00)(3)   (0.11)
  Distributions from net realized gains                   --           --        (0.01)         --
                                                     -------      -------      -------      ------
      Total dividends and distributions                   --           --        (0.01)      (0.11)
                                                     -------      -------      -------      ------
NET ASSET VALUE, END OF PERIOD                       $  7.60      $ 10.75      $ 12.86      $13.07
                                                     =======      =======      =======      ======
      Total return(4)                                 (29.30)%     (16.41)%      (1.53)%     31.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $30,754      $51,290      $55,882      $6,624
    Ratio of expenses to average net assets             1.25%        1.25%(5)     1.26%(5)    1.25%(5)(6)
    Ratio of net investment income (loss)
      to average net assets                            (0.84)%      (0.81)%      (0.45)%      0.01%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.11%        0.04%        0.04%       9.91%(6)
  Portfolio turnover rate                                 74%         173%         135%         31%

-------------------
(1) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

(2) Per share information is calculated using the average outstanding shares method.

(3)  This amount represents less than $0.01 per share.

(4) Total Returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total Returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .01%, and .00% for the years ended December 31, 2001, 2000 and for the period ended December 31, 1999, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.25% for each of the years ended December 31, 2001, 2000 and for the period ended December 31, 1999, respectively. For the year ended December 31, 2002, there were no transfer agent credits.

(6)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .90% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived were $353,592 and $41,312, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $39,288.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $500 million           .075% of average daily net assets
           Next $1 billion              .065% of average daily net assets
           Over $1.5 billion            .055% of average daily net assets

     For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned, by PFPC (including out of pocket expenses) were $12,896.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

     For the period May 1, 2002 to December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket fees) were $14,942.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $13,421 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

     The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $26,766,878 and $30,969,173, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in shares of the Portfolio were as follows:

                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                           DECEMBER 31, 2002     DECEMBER 31, 2001
                                           -----------------     -----------------
  Shares sold                                   225,073              942,048
  Shares redeemed                              (946,715)            (515,589)
                                               --------             --------
  Net increase (decrease)                      (721,642)             426,459
                                               ========             ========

     On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                         NUMBER OF              APPROXIMATE PERCENTAGE
                       SHAREHOLDERS              OF OUTSTANDING SHARES
                       ------------              ---------------------
                             2                            92%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, Post-October losses, and excise tax regulations.

     There were no distributions in the year ended December 31, 2002.

     At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio were as follows:

       Accumulated realized loss                          $(26,815,858)
       Unrealized depreciation                              (1,124,755)
                                                          ------------
                                                          $(27,940,613)
                                                          ============

     At December 31, 2002, the Portfolio had capital loss carryovers available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                 -----------------------------------------
                     2008            2009           2010
                 ----------     -----------     ----------
                 $3,920,370     $18,641,648     $4,065,894

     Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $187,946.

     At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $32,007,869, $3,848,309, $(4,973,064), and $(1,124,755), respectively.

     At December 31, 2002, the Portfolio reclassified $329,718 to accumulated undistributed net investment income and $2 to accumulated net realized loss from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Emerging Growth Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Growth Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------        -------          ---------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee and    Since       Currently retired;     54               None
c/o Credit Suisse Asset       Audit          1999        Executive Vice
Management, LLC.              Committee                  President and
466 Lexington Avenue          Member                     Chief Financial
New York, New York                                       Officer of Pan Am
10017-3140                                               Corporation and
                                                         Pan American
Age: 70                                                  World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz                 Trustee and    Since       Private investor;      53               Director of
2425 North Fish Creek Road    Audit          Trust       Consultant and                          Advo, Inc.
P.O. Box 1287                 Committee      Inception   Director of Fritz                       (direct mail
Wilson, Wyoming 83014         Member                     Broadcasting, Inc.                      advertising)
                                                         and Fritz
Age: 75                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten             Trustee and    Since       Dean of Yale           53               Director of
Box 208200                    Audit          1998(2)     School of                               Aetna, Inc.;
New Haven, Connecticut        Committee                  Management and                          Director of
06520-8200                    Member                     William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation;
Age: 56                                                  Practice of                             Director of
                                                         International                           CarMax Group
                                                         Trade and Finance;                      (used car
                                                         Undersecretary of                       dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

-------------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)                          PORTFOLIOS IN
                                             AND                                   FUND
                              POSITION(S)    LENGTH      PRINCIPAL                 COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------           -------          ---------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                Trustee and    Since       Dean Emeritus and         53               Member of
301 ICC                       Audit          2001        Distinguished Professor                    the Board
Georgetown University         Committee                  of International Affairs                   of The Carlisle
Washington, DC 20057          Member                     at the Edmund A.                           Companies Inc.;
                                                         Walsh School of                            Member of
Age: 65                                                  Foreign Service,                           Selection
                                                         Georgetown University;                     Committee
                                                         Moderator of PBS                           for Truman
                                                         foreign affairs                            Scholars and
                                                         television series                          Henry Luce
                                                                                                    Scholars; Senior
                                                                                                    Associate of
                                                                                                    Center for
                                                                                                    Strategic and
                                                                                                    International
                                                                                                    Studies; Trustee
                                                                                                    of numerous
                                                                                                    world affairs
                                                                                                    organizations

James S. Pasman, Jr.          Trustee and    Since       Currently retired;        55               Director of
c/o Credit Suisse Asset       Audit          1999        President and Chief                        Education
Management, LLC.              Committee                  Operating Officer of                       Management
466 Lexington Avenue          Member                     National InterGroup,                       Corp.
New York, New York                                       Inc. (holding company)
10017-3140                                               from April 1989 to
                                                         March 1991;Chairman of
Age: 70                                                  Permian Oil Co. from
                                                         April 1989 to March
                                                         1991

                                             TERM                                  NUMBER OF
                                             OF OFFICE(1)                          PORTFOLIOS IN
                                             AND                                   FUND
                              POSITION(S)    LENGTH      PRINCIPAL                 COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------           -------          ---------------
INDEPENDENT TRUSTEES--(CONCLUDED)

Steven N. Rappaport           Trustee and    Since       Partner of Lehigh Court,  54               None
Lehigh Court, LLC             Audit          1999        LLC since July 2002;
40 East 52nd Street           Committee                  President of SunGard
New York, New York            Chairman                   Securities Finance, Inc.
10022                                                    from 2001 to July
                                                         2002; President of
Age: 54                                                  Loanet, Inc. (on-line
                                                         accounting service)
                                                         from 1995 to 2001;
                                                         Director, President,
                                                         North American
                                                         Operations, and former
                                                         Executive Vice
                                                         President from 1992 to
                                                         1993 of Worldwide
                                                         Operations of Metallurg
                                                         Inc. (manufacturer of
                                                         specialty metals and
                                                         alloys); Executive Vice
                                                         President, Telerate, Inc.
                                                         (provider of real-time
                                                         information to the
                                                         capital markets) from
                                                         1987 to 1992;
                                                         Partner in the law
                                                         firm of Hartman &
                                                         Craven until 1987
INTERESTED TRUSTEE

William W. Priest(3)          Trustee        Since       Senior Partner and        60               None
Steinberg Priest & Sloane                    1999        Fund Manager,
Capital Management                                       Steinberg Priest &
12 East 49th Street                                      Sloane Capital
12th Floor                                               Management since
New York, New York                                       March 2001; Chairman
10017                                                    and Managing
                                                         Director of CSAM
Age: 61                                                  from 2000 to
                                                         February 2001, Chief
                                                         Executive Officer and
                                                         Managing Director of
                                                         CSAM from 1990 to
                                                         2000

-------------------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
                              HELD WITH         OF TIME
NAME, ADDRESS AND AGE         TRUST             SERVED      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         -----             ------      ----------------------------------------------
OFFICERS

Laurence R. Smith             Chairman          Since       Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                             2002        CSAM; Associated with JP Morgan Investment Management
Management, LLC                                             from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.              Vice President    Since       Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset           and Secretary     1999        Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                             Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                        CS First Boston Investment Management from 1994 to
New York, New York                                          1995; Associated with Division of Enforcement, U.S.
10017-3140                                                  Securities and Exchange Commission from 1991 to 1994;
                                                            Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro          Treasurer and     Since       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset           Chief Financial   1999        Associated with CSAM since 1984 Officer of other
Management, LLC               Officer                       Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.     Assistant         Since       Director and Deputy General Counsel; Associated with
Credit Suisse Asset           Secretary         2000        CSAM since January 2000; Associated with the law
Management, LLC                                             firm of Swidler Berlin Shereff Friedman LLP from
466 Lexington Avenue                                        1996 to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH
                              HELD WITH      OF TIME
NAME, ADDRESS AND AGE         TRUST          SERVED      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         -----          ------      ----------------------------------------------
Kimiko T. Fields, Esq.        Assistant      Since       Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset           Secretary      2002        since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

Rocco A. Del Guercio          Assistant      Since       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer      1999        Associated with CSAM since June 1996; Assistant
Management, LLC                                          Treasurer, Bankers Trust Co.-- Fund Administration from
466 Lexington Avenue                                     March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                       Supervisor, Dreyfus Corporation from April 1987 to
10017-3140                                               March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola           Assistant      Since       Assistant Vice President-- Fund Administration of
Credit Suisse Asset           Treasurer      2000        CSAM since April 2000; Assistant Vice President, Deutsche
Management, LLC                                          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                     Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                       from November 1995 to December 1998; Officer of other
10017-3140                                               Credit Suisse Funds

Age: 39

Robert M. Rizza               Assistant      Since       Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset           Treasurer      2002        Administrative Officer of CSAM from March 1998 to
Management, LLC                                          December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                     from April 1994 to March 1998; Officer of other Credit
New York, New York                                       Suisse Funds
10017-3140

Age: 37

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.


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P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMG-2-1202